SCHEDULE OF CURRENT AND DEFERRED COMPONENTS (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expenses		¥ 3,836	¥ 18,520
Deferred tax benefits		(13,322)	(1,514)
Income tax expenses (benefits)	$ (1,398)	¥ (9,486)	¥ 17,006